Basis of preparation and accounting policies - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial investments	$ 168,479	$ 155,593
At fair value
Financial instruments
Financial investments	161,800
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial investments	$ 6,700